Note 2 - Investment Securities - Summary of Unrealized Losses (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Available for sale, unrealized loss position, less than 12 months, fair value	$ 115,852	$ 556,864
Held to maturity, unrealized loss position, less than 12 months, fair value	32,941
Available for sale securities, Less than 12 months Fair Value	115,852	556,864
Available for sale, unrealized loss position, less than 12 months, unrealized losses	12,865	15,812
Held to maturity, unrealized loss position, less than 12 months, unrealized losses	2,114
Available for sale securities, Less than 12 months Unrealized Losses	12,865	15,812
Available for sale, unrealized loss position, 12 months or more, fair value	85,470
Held to maturity, unrealized loss position, 12 months or more, fair value	342,351
Available for sale securities, 12 months or more Fair Value		20,598
Available for sale, unrealized loss position, 12 months or more, unrealized losses	28,274	652
Held to maturity, unrealized loss position, 12 months or more, unrealized losses	29,184
Available for sale securities, 12 months or more Unrealized Losses	28,274	652
Available for sale, unrealized loss position, fair value	201,322	577,462
Held to maturity, unrealized loss position, fair value	375,292
Available for sale securities, Total Fair Value	201,322	577,462
Available for sale, unrealized loss position, unrealized losses	41,139	16,464
Held to maturity, unrealized loss position, unrealized losses	31,298
Available for sale securities, Total Unrealized Losses	41,139	16,464
Collateralized Mortgage-Backed Securities [Member]
Available for sale, unrealized loss position, less than 12 months, fair value	70,652	376,644
Held to maturity, unrealized loss position, less than 12 months, fair value	17,882
Available for sale securities, Less than 12 months Fair Value	70,652	376,644
Available for sale, unrealized loss position, less than 12 months, unrealized losses	3,838	11,535
Held to maturity, unrealized loss position, less than 12 months, unrealized losses	1,333
Available for sale securities, Less than 12 months Unrealized Losses	3,838	11,535
Available for sale, unrealized loss position, 12 months or more, fair value	26,320
Held to maturity, unrealized loss position, 12 months or more, fair value	267,212
Available for sale securities, 12 months or more Fair Value		19,986
Available for sale, unrealized loss position, 12 months or more, unrealized losses	6,245	645
Held to maturity, unrealized loss position, 12 months or more, unrealized losses	23,321
Available for sale securities, 12 months or more Unrealized Losses	6,245	645
Available for sale, unrealized loss position, fair value	96,972	396,630
Held to maturity, unrealized loss position, fair value	285,094
Available for sale securities, Total Fair Value	96,972	396,630
Available for sale, unrealized loss position, unrealized losses	10,083	12,180
Held to maturity, unrealized loss position, unrealized losses	24,654
Available for sale securities, Total Unrealized Losses	10,083	12,180
US Government Agencies Debt Securities [Member]
Available for sale, unrealized loss position, less than 12 months, fair value		4,700
Held to maturity, unrealized loss position, less than 12 months, fair value	0
Available for sale securities, Less than 12 months Fair Value		4,700
Available for sale, unrealized loss position, less than 12 months, unrealized losses		269
Held to maturity, unrealized loss position, less than 12 months, unrealized losses	0
Available for sale securities, Less than 12 months Unrealized Losses		269
Held to maturity, unrealized loss position, 12 months or more, fair value	3,635
Available for sale securities, 12 months or more Fair Value		0
Available for sale, unrealized loss position, 12 months or more, unrealized losses		0
Held to maturity, unrealized loss position, 12 months or more, unrealized losses	367
Available for sale securities, 12 months or more Unrealized Losses		0
Available for sale, unrealized loss position, fair value		4,700
Held to maturity, unrealized loss position, fair value	3,635
Available for sale securities, Total Fair Value		4,700
Available for sale, unrealized loss position, unrealized losses		269
Held to maturity, unrealized loss position, unrealized losses	367
Available for sale securities, Total Unrealized Losses		269
State, County and Municipal [Member]
Available for sale, unrealized loss position, less than 12 months, fair value	45,200	175,520
Held to maturity, unrealized loss position, less than 12 months, fair value	15,059
Available for sale securities, Less than 12 months Fair Value	45,200	175,520
Available for sale, unrealized loss position, less than 12 months, unrealized losses	9,027	4,008
Held to maturity, unrealized loss position, less than 12 months, unrealized losses	781
Available for sale securities, Less than 12 months Unrealized Losses	9,027	4,008
Available for sale, unrealized loss position, 12 months or more, fair value	58,713
Held to maturity, unrealized loss position, 12 months or more, fair value	71,504
Available for sale securities, 12 months or more Fair Value		119
Available for sale, unrealized loss position, 12 months or more, unrealized losses	21,966	0
Held to maturity, unrealized loss position, 12 months or more, unrealized losses	5,496
Available for sale securities, 12 months or more Unrealized Losses	21,966	0
Available for sale, unrealized loss position, fair value	103,913	175,639
Held to maturity, unrealized loss position, fair value	86,563
Available for sale securities, Total Fair Value	103,913	175,639
Available for sale, unrealized loss position, unrealized losses	30,993	4,008
Held to maturity, unrealized loss position, unrealized losses	6,277
Available for sale securities, Total Unrealized Losses	30,993	4,008
Other Securities [Member]
Available for sale, unrealized loss position, less than 12 months, fair value	0	0
Available for sale securities, Less than 12 months Fair Value	0	0
Available for sale, unrealized loss position, less than 12 months, unrealized losses	0	0
Available for sale securities, Less than 12 months Unrealized Losses	0	0
Available for sale, unrealized loss position, 12 months or more, fair value	437
Available for sale securities, 12 months or more Fair Value		493
Available for sale, unrealized loss position, 12 months or more, unrealized losses	63	7
Available for sale securities, 12 months or more Unrealized Losses	63	7
Available for sale, unrealized loss position, fair value	437	493
Available for sale securities, Total Fair Value	437	493
Available for sale, unrealized loss position, unrealized losses	63	7
Available for sale securities, Total Unrealized Losses	$ 63	$ 7